JPMorgan Dividend Leaders ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 1.1%
Rio Tinto plc	1,416	137,592
Brazil — 0.7%
B3 SA - Brasil Bolsa Balcao	30,609	94,982
China — 1.4%
Tencent Holdings Ltd.	1,100	67,213
Yum China Holdings, Inc.	2,245	108,164
		175,377
Finland — 0.9%
Nordea Bank Abp	5,507	111,149
France — 3.5%
Engie SA	7,022	218,883
Safran SA	601	236,182
		455,065
Germany — 4.4%
Allianz SE (Registered)	231	115,062
Infineon Technologies AG	2,432	174,529
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	302	181,411
Siemens AG (Registered)	305	99,932
		570,934
Hong Kong — 0.9%
Hong Kong Exchanges & Clearing Ltd.	2,200	114,626
India — 0.4%
HDFC Bank Ltd.	6,798	53,241
Italy — 1.5%
Ryanair Holdings plc	2,716	76,160
UniCredit SpA	1,224	115,438
		191,598
Japan — 5.8%
Japan Exchange Group, Inc.	2,700	36,728
Mitsubishi UFJ Financial Group, Inc.	7,400	165,290
Sony Group Corp.	4,600	107,497
Sumitomo Electric Industries Ltd.	10,400	137,645
Suzuki Motor Corp.	3,900	50,909
Tokio Marine Holdings, Inc.	2,200	112,126
Tokyo Electron Ltd.	400	133,735
		743,930
Netherlands — 3.0%
ASML Holding NV	152	250,488
NXP Semiconductors NV	609	139,558
		390,046
Singapore — 1.4%
DBS Group Holdings Ltd.	3,200	184,630

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — 0.3%
Gold Fields Ltd., ADR	1,138	36,894
South Korea — 2.1%
Samsung Electronics Co. Ltd.	1,134	197,378
Shinhan Financial Group Co. Ltd.	1,049	72,822
		270,200
Sweden — 1.6%
Volvo AB, Class B	5,234	200,210
Taiwan — 5.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	63	25,468
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	739,653
		765,121
United Kingdom — 3.6%
AstraZeneca plc	839	142,723
BAE Systems plc	3,456	97,837
National Grid plc	3,642	58,293
NatWest Group plc	8,805	83,054
RELX plc	2,422	85,187
		467,094
United States — 60.6%
3M Co.	595	104,887
Abbott Laboratories	1,152	121,766
AbbVie, Inc.	811	203,512
Accenture plc, Class A	412	68,359
Alphabet, Inc., Class C	753	268,558
Amphenol Corp., Class A	761	122,293
Aon plc, Class A	394	142,057
AT&T, Inc.	3,290	76,493
Baker Hughes Co., Class A	3,365	203,549
Bank of America Corp.	3,889	240,924
Bristol-Myers Squibb Co.	2,772	181,039
Broadcom, Inc.	313	121,845
Charles Schwab Corp. (The)	894	94,085
Cisco Systems, Inc.	462	53,587
CME Group, Inc.	542	145,142
Coca-Cola Co. (The)	564	49,401
Ecolab, Inc.	380	105,499
Emerson Electric Co.	545	81,652
ExxonMobil Holdings Corp. *	930	144,559
Fidelity National Information Services, Inc.	1,959	87,704
Haleon plc	17,353	84,953
Johnson & Johnson	1,041	266,860
Lam Research Corp.	349	102,264
Lowe's Cos., Inc.	1,116	231,916
Mastercard, Inc., Class A	581	332,971
McDonald's Corp.	729	197,297
Medtronic plc	625	53,369

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Merck & Co., Inc.	578	75,256
Meta Platforms, Inc., Class A	64	35,629
Microsoft Corp.	1,834	852,297
Mondelez International, Inc., Class A	1,060	66,049
Morgan Stanley	892	187,695
NextEra Energy, Inc.	3,686	320,387
NVIDIA Corp.	1,587	318,590
Omnicom Group, Inc.	1,113	87,593
PACCAR, Inc.	984	130,557
PepsiCo, Inc.	455	63,500
Sanofi SA	895	77,070
Shell plc	5,273	241,354
Southern Co. (The)	936	88,489
Stryker Corp.	508	165,456
Trane Technologies plc	472	214,736
UnitedHealth Group, Inc.	428	177,363
US Bancorp	912	57,465
Ventas, Inc., REIT	2,042	190,947
Verizon Communications, Inc.	1,361	63,708
Walt Disney Co. (The)	1,237	118,987
Wells Fargo & Co.	1,483	128,205
Yum! Brands, Inc.	1,690	259,043
		7,806,917
Total Common Stocks (Cost $11,225,025)		12,769,606
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b) (Cost $52,441)	52,441	52,446
Total Investments — 99.5% (Cost $11,277,466)		12,822,052
Other Assets in Excess of Liabilities — 0.5%		59,040
NET ASSETS — 100.0%		12,881,092

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	15.6%
Banks	9.5
Software	6.6
Pharmaceuticals	6.5
Capital Markets	5.2
Hotels, Restaurants & Leisure	4.4
Insurance	4.3
Financial Services	3.3
Electric Utilities	3.2
Oil, Gas & Consumable Fuels	3.0
Interactive Media & Services	2.9
Health Care Equipment & Supplies	2.7
Aerospace & Defense	2.6
Machinery	2.6
Multi-Utilities	2.2
Specialty Retail	1.8
Building Products	1.7
Industrial Conglomerates	1.6
Energy Equipment & Services	1.6
Biotechnology	1.6
Technology Hardware, Storage & Peripherals	1.5
Health Care REITs	1.5
Health Care Providers & Services	1.4
Metals & Mining	1.4
Diversified Telecommunication Services	1.1
Automobile Components	1.1
Others (each less than 1.0%)	8.7
Short-Term Investments	0.4

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$137,592	$—	$137,592
Brazil	94,982	—	—	94,982
China	108,164	67,213	—	175,377
Finland	—	111,149	—	111,149
France	—	455,065	—	455,065
Germany	—	570,934	—	570,934
Hong Kong	—	114,626	—	114,626
India	—	53,241	—	53,241
Italy	—	191,598	—	191,598
Japan	—	743,930	—	743,930

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Netherlands	$139,558	$250,488	$—	$390,046
Singapore	—	184,630	—	184,630
South Africa	36,894	—	—	36,894
South Korea	—	270,200	—	270,200
Sweden	—	200,210	—	200,210
Taiwan	25,468	739,653	—	765,121
United Kingdom	—	467,094	—	467,094
United States	7,403,540	403,377	—	7,806,917
Total Common Stocks	7,808,606	4,961,000	—	12,769,606
Short-Term Investments
Investment Companies	52,446	—	—	52,446
Total Investments in Securities	$7,861,052	$4,961,000	$—	$12,822,052
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$—	$261,990	$209,550	$1	$5	$52,446	52,441	$116	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	82,128	82,128	—	—	—	—	135	—
Total	$—	$344,118	$291,678	$1	$5	$52,446		$251	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.